Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities, Current [Abstract]
Other Current Liabilities
(6)	Other Current Liabilities
Other current liabilities consist of the following (in thousands):

	As of December 31,
	2021	2020
Deferred revenue	$72	$67
Customer deposits	200	200
Restructuring liability	293	293
Embedded derivative liability	172	—

Total other current liabilities	$737	$560